Basis of Presentation and Summary of Material Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Basis of Presentation and Summary of Material Accounting Policies
Schedule of sets out exchange rates for the translation of the Euro and U.S. dollar

	EUR	US$
Closing rate at December 31, 2024	1.4928	1.4389
Average rate for the year 2024	1.4818	1.3698
Closing rate at December 31, 2023	1.4626	1.3226
Average rate for the year 2023	1.4597	1.3497
Closing rate at December 31, 2022	1.4458	1.3544
Average rate for the year 2022	1.3696	1.3013

Schedule of estimated useful lives and methods of property, plant and equipment

	Lives	Method
Processing plant and equipment	5 to 20 years	straight-line
Refinery and power plants	20 to 30 years	straight-line
Office equipment and other	3 to 10 years	straight-line
Office premises	2 to 10 years	straight-line